Share-based Payments - Summary of Warrants Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 Warrant € / shares	Jun. 29, 2017	Dec. 31, 2016 Warrant	Dec. 31, 2015 Warrant	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding as of 31 December, Ex 2016	674,962	308,434	571,444	319,330	253,065	60,697	7,000	766
05 May 2010 (warrants B) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2010 (warrants B)
Vesting date	05 May 2010
Expiry date	05 May 2016
Number of warrants outstanding as of 31 December, Ex 2016			5,000
Exercise price per share | € / shares	€ 35.36
05 May 2010 (warrants C) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2010 (warrants C)
Vesting date	05 May 2013
Expiry date	05 May 2016
Number of warrants outstanding as of 31 December, Ex 2016			799
Exercise price per share | € / shares	€ 22.44
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 Oct 2010
Vesting date	29 Oct 2013
Expiry date	31 Oct 2020
Number of warrants outstanding as of 31 December, Ex 2016	766		1,632
Exercise price per share | € / shares	€ 35.36
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	06 May 2013
Vesting date	06 May 2016
Expiry date	06 May 2023
Number of warrants outstanding as of 31 December, Ex 2016	7,000		232,100
Exercise price per share | € / shares	€ 2.64
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2014
Vesting date	05 May 2017
Expiry date	05 May 2024
Number of warrants outstanding as of 31 December, Ex 2016	60,697		62,864
Exercise price per share | € / shares	€ 36.66
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 November 2015
Vesting date	05 November 2018
Expiry date	05 Nov 2025
Number of warrants outstanding as of 31 December, Ex 2016	253,065		269,049
Exercise price per share | € / shares	€ 32.86
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	08 December 2016
Vesting date	08 December 2019
Expiry date	08 Dec 2021
Number of warrants outstanding as of 31 December, Ex 2016	45,000
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 June 2017
Vesting date	29 June 2020
Expiry date	31 July 2022
Number of warrants outstanding as of 31 December, Ex 2016	308,434